Selected Quarterly Financial Data - Summary of Selected Quarterly Financial Data (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance sheet data:
Cash	$ 8,956,200	$ 2,146,611	$ 5,879,025	$ 10,000,155	$ 14,042,388	$ 4,609,332	$ 678,855	$ 3,751,570	$ 4,572,750	$ 8,956,200	$ 5,879,025	$ 2,146,611	$ 4,609,332	$ 8,821,329
Total assets	14,551,892	7,378,906	11,120,215	14,653,193	17,933,413	7,578,326	3,282,549	6,303,153	6,780,830	14,551,892	11,120,215	7,378,906	7,578,326
Total non-current liabilities		1,421,527	1,255,939	1,561,520	2,062,544	2,526,113	2,793,258	3,134,593	3,132,372		1,255,939	1,421,527	2,526,113
Total shareholders’ equity	8,938,408	1,296,034	4,026,079	7,342,257	10,418,069	658,661	(4,556,158)	(419,402)	(489,231)	8,938,408	4,026,079	1,296,034	658,661	$ 3,692,735
Statement of operations and comprehensive loss data:
Net revenues	761,591	995,226	1,111,411	1,278,961	1,683,065	1,291,587	1,047,280	662,860	221,369	2,390,772	4,073,437	5,068,663	3,223,096
Cost of revenues	2,481,916	2,359,909	2,487,054	2,368,705	2,129,454	1,899,462	1,876,288	1,669,571	1,474,790	7,616,473	6,985,213	9,345,122	6,920,111
Research and development expenses	1,089,746	908,800	856,698	841,991	757,258	668,399	600,613	716,279	728,076	3,179,612	2,455,947	3,364,747	2,713,367
General and administrative expenses	1,793,720	1,650,097	1,834,771	1,798,026	1,906,635	1,636,994	1,918,543	1,517,664	1,487,224	5,441,354	5,539,432	7,189,529	6,560,425
Sales and marketing expenses	1,404,192	1,642,941	1,675,852	1,746,867	1,278,311	1,179,167	1,278,455	1,291,709	1,304,899	4,473,908	4,701,030	6,343,971	5,054,230
Loss from operations	(6,007,983)	(5,566,521)	(5,742,964)	(5,476,628)	(4,388,593)	(4,092,435)	(4,626,619)	(4,532,363)	(4,773,620)	(18,320,575)	(15,608,185)	(21,174,706)	(18,025,037)
Net loss	$ (6,047,784)	$ (5,666,573)	$ (5,821,306)	$ (5,693,151)	$ (4,432,707)	$ (4,186,874)	$ (4,743,076)	$ (4,594,174)	$ (4,875,198)	$ (18,558,028)	$ (15,947,164)	$ (21,613,737)	$ (18,399,322)
Earnings Per Share [Abstract]
Basic	$ (2.42)	$ (5.40)	$ (6.00)	$ (6.32)	$ (6.27)	$ (8.04)	$ (16.99)	$ (17.89)	$ (22.27)	$ (8.26)	$ (18.53)	$ (23.80)	$ (57.63)
Diluted	$ (2.42)	$ (5.40)	$ (6.00)	$ (6.32)	$ (6.27)	$ (8.04)	$ (16.99)	$ (17.89)	$ (22.27)	$ (8.27)	$ (18.53)	$ (23.80)	$ (57.63)
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	2,767,440	1,058,055	995,254	901,007	707,389	520,668	279,023	256,742	218,900	2,322,749	860,539	908,209	19,276
Diluted	2,759,614	1,058,055	995,254	901,007	707,389	520,668	279,023	256,742	218,900	2,320,111	860,539	908,209	19,276
Scenario, Previously Reported [Member]
Earnings Per Share [Abstract]
Basic			$ (5.90)
Diluted			$ (5.90)
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic			986,865
Diluted			986,865